Nationwide®

VLI Separate Account-5

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

WR– 0113 –12/05

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 1,356,383 shares (cost $9,582,024)	$12,019,592
W & R Target Funds, Inc. – Balanced Portfolio (WRBal) 690,431 shares (cost $4,744,081)	5,497,972
W & R Target Funds, Inc. – Bond Portfolio (WRBnd) 855,767 shares (cost $4,825,509)	4,528,717
W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 1,209,762 shares (cost $11,002,291)	13,455,334
W & R Target Funds, Inc. – Dividend Income Portfolio (WRDiv) 152,305 shares (cost $835,122)	930,920
W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 90,217 shares (cost $530,282)	565,849
W & R Target Funds, Inc. – Growth Portfolio (WRGrowth) 1,986,765 shares (cost $15,239,611)	18,502,144
W & R Target Funds, Inc. – High Income Portfolio (WRHiInc) 1,407,471 shares (cost $4,687,133)	4,576,533
W & R Target Funds, Inc. – International Growth Portfolio (WRIntl) 493,396 shares (cost $2,811,720)	3,747,098
W & R Target Funds, Inc. – International Value Portfolio (WRInt2) 67,283 shares (cost $1,286,458)	1,289,914
W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 253,361 shares (cost $1,432,189)	1,385,959
W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGrw) 30,216 shares (cost $454,960)	540,471
W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGrw) 48,810 shares (cost $285,194)	296,051
W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 1,585,522 shares (cost $1,585,522)	1,585,522
W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 80,483 shares (cost $412,524)	400,766
W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 107,460 shares (cost $717,777)	748,049
W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech) 598,892 shares (cost $7,053,675)	10,112,179
W & R Target Funds, Inc. – Small Cap Portfolio (WRSmCap) 992,138 shares (cost $7,724,435)	10,404,351
W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 76,357 shares (cost $1,224,435)	1,113,508
W & R Target Funds, Inc. – Value Portfolio (WRValue) 1,203,035 shares (cost $6,342,807)	7,302,786

Total Investments	99,003,715
Accounts Receivable	903

Total Assets	99,004,618
Accounts Payable	135

Contract Owners Equity (note 7)	$99,004,483

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	WRAsStrat	WRBal	WRBnd	WRCoreEq	WRDiv	WRGlNatRes	WRGrowth
Reinvested dividends	$1,068,842	95,728	68,290	200,490	44,034	9,676	–	516

Net investment income (loss)	1,068,842	95,728	68,290	200,490	44,034	9,676	–	516

Proceeds from mutual fund shares sold	9,729,239	480,486	541,670	248,414	865,187	38,680	18,177	842,952
Cost of mutual fund shares sold	(8,801,315)	(362,891)	(479,589)	(247,906)	(779,199)	(32,629)	(14,895)	(756,021)

Realized gain (loss) on investments	927,924	117,595	62,081	508	85,988	6,051	3,282	86,931
Change in unrealized gain (loss) on investments	5,657,068	1,233,872	128,699	(153,946)	967,437	74,012	35,568	1,757,225

Net gain (loss) on investments	6,584,992	1,351,467	190,780	(153,438)	1,053,425	80,063	38,850	1,844,156

Reinvested capital gains	1,899,648	782,048	–	21,290	–	–	2,698	–

Net increase (decrease) in contract owners’ equity resulting from operations	$9,553,482	2,229,243	259,070	68,342	1,097,459	89,739	41,548	1,844,672

Investment activity:	WRHiInc	WRIntl	WRInt2	WRLTBond	WRMicCpGrw	WRMidCpGrw	WRMMkt	WRMortSec
Reinvested dividends	$342,694	74,922	25,530	44,748	–	–	33,898	15,546

Net investment income (loss)	342,694	74,922	25,530	44,748	–	–	33,898	15,546

Proceeds from mutual fund shares sold	238,843	292,768	63,135	96,009	104,484	11,237	3,915,576	38,379
Cost of mutual fund shares sold	(232,347)	(255,148)	(50,940)	(96,813)	(79,553)	(10,873)	(3,915,576)	(38,766)

Realized gain (loss) on investments	6,496	37,620	12,195	(804)	24,931	364	–	(387)
Change in unrealized gain (loss) on investments	(237,912)	411,362	(35,463)	(24,060)	59,207	10,857	–	(10,478)

Net gain (loss) on investments	(231,416)	448,982	(23,268)	(24,864)	84,138	11,221	–	(10,865)

Reinvested capital gains	–	–	103,508	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$111,278	523,904	105,770	19,884	84,138	11,221	33,898	4,681

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	WRRealEstS	WRSciTech	WRSmCap	WRSmCpVal	WRValue
Reinvested dividends	$9,840	–	–	–	102,930

Net investment income (loss)	9,840	–	–	–	102,930

Proceeds from mutual fund shares sold	71,572	472,969	782,337	133,106	473,258
Cost of mutual fund shares sold	(59,393)	(349,201)	(542,898)	(119,157)	(377,520)

Realized gain (loss) on investments	12,179	123,768	239,439	13,949	95,738
Change in unrealized gain (loss) on investments	18,525	1,322,390	508,096	(135,529)	(272,794)

Net gain (loss) on investments	30,704	1,446,158	747,535	(121,580)	(177,056)

Reinvested capital gains	17,218	–	420,050	175,710	377,126

Net increase (decrease) in contract owners’ equity resulting from operations	$57,762	1,446,158	1,167,585	54,130	303,000

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		WRAsStrat		WRBal		WRBnd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,068,842	838,674	95,728	105,814	68,290	72,064	200,490	168,196
Realized gain (loss) on investments	927,924	130,269	117,595	21,787	62,081	20,342	508	20,321
Change in unrealized gain (loss) on investments	5,657,068	5,695,943	1,233,872	780,583	128,699	312,465	(153,946)	(90,006)
Reinvested capital gains	1,899,648	132,128	782,048	56,450	–	–	21,290	44,128

Net increase (decrease) in contract owners’ equity resulting from operations	9,553,482	6,797,014	2,229,243	964,634	259,070	404,871	68,342	142,639

Equity transactions:
Purchase payments received from contract owners (note 6)	24,186,340	24,299,994	1,965,398	2,186,668	1,105,438	1,043,624	922,964	871,456
Transfers between funds	–	–	986,448	518,720	(216,316)	558,314	205,996	(21,428)
Surrenders (note 6)	(2,714,362)	(1,807,323)	(408,472)	(90,127)	(138,158)	(66,279)	(82,602)	(139,182)
Death benefits (note 4)	(162,530)	(384,174)	(20,564)	(62,478)	(13,690)	(64,354)	(28,702)	(30,068)
Net policy repayments (loans) (note 5)	(893,886)	(440,138)	(98,422)	(46,742)	(39,722)	(32,848)	(41,158)	(29,928)
Deductions for surrender charges (note 2d)	(751,206)	(738,310)	(95,114)	(50,949)	(36,508)	(28,222)	(38,414)	(48,093)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,979,626)	(7,230,680)	(881,542)	(754,982)	(520,600)	(482,786)	(410,972)	(420,588)
Asset charges (note 3)	(416,546)	(318,092)	(45,238)	(32,072)	(24,864)	(20,224)	(19,938)	(17,412)
Adjustments to maintain reserves	4,313	15,282	(105)	4,355	267	517	(48)	2,467

Net equity transactions	11,272,497	13,396,559	1,402,389	1,672,393	115,847	907,742	507,126	167,224

Net change in contract owners’ equity	20,825,979	20,193,573	3,631,632	2,637,027	374,917	1,312,613	575,468	309,863
Contract owners’ equity beginning of period	78,178,504	57,984,931	8,388,039	5,751,012	5,123,106	3,810,493	3,953,268	3,643,405

Contract owners’ equity end of period	$99,004,483	78,178,504	12,019,671	8,388,039	5,498,023	5,123,106	4,528,736	3,953,268

CHANGES IN UNITS:
Beginning units	7,485,474	6,126,555	687,372	533,948	447,320	362,437	304,690	291,704

Units purchased	2,840,604	3,140,601	219,972	248,942	105,561	150,700	87,302	82,890
Units redeemed	(1,853,012)	(1,781,682)	(114,758)	(95,518)	(95,745)	(65,817)	(48,494)	(69,904)

Ending units	8,473,066	7,485,474	792,586	687,372	457,136	447,320	343,498	304,690

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRCoreEq		WRDiv		WRGlNatRes		WRGrowth
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$44,034	71,532	9,676	1,976	–	–	516	41,406
Realized gain (loss) on investments	85,988	(13,602)	6,051	(75)	3,282	–	86,931	(23,247)
Change in unrealized gain (loss) on investments	967,437	976,201	74,012	21,787	35,568	–	1,757,225	504,385
Reinvested capital gains	–	–	–	–	2,698	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,097,459	1,034,131	89,739	23,688	41,548	–	1,844,672	522,544

Equity transactions:
Purchase payments received from contract owners (note 6)	2,411,302	2,382,644	188,882	64,132	89,940	–	3,923,200	3,888,204
Transfers between funds	(133,200)	348,140	404,382	248,320	446,310	–	(153,340)	1,020,572
Surrenders (note 6)	(411,554)	(331,051)	(4,280)	(289)	–	–	(512,196)	(333,828)
Death benefits (note 4)	(16,976)	(60,086)	–	–	–	–	(30,402)	(49,858)
Net policy repayments (loans) (note 5)	(107,980)	(66,852)	(4,548)	(504)	(92)	–	(135,716)	(105,904)
Deductions for surrender charges (note 2d)	(108,270)	(126,988)	(1,428)	(122)	–	–	(147,966)	(158,127)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,072,316)	(1,060,078)	(61,876)	(12,038)	(11,240)	–	(1,533,844)	(1,470,996)
Asset charges (note 3)	(59,470)	(49,560)	(2,700)	(488)	(620)	–	(81,158)	(65,616)
Adjustments to maintain reserves	(245)	1,871	32	25	27	–	735	2,229

Net equity transactions	501,291	1,038,040	518,464	299,036	524,325	–	1,329,313	2,726,676

Net change in contract owners’ equity	1,598,750	2,072,171	608,203	322,724	565,873	–	3,173,985	3,249,220
Contract owners’ equity beginning of period	11,856,616	9,784,445	322,764	40	–	–	15,328,273	12,079,053

Contract owners’ equity end of period	$13,455,366	11,856,616	930,967	322,764	565,873	–	18,502,258	15,328,273

CHANGES IN UNITS:
Beginning units	1,352,874	1,223,264	29,352	4	–	–	1,765,286	1,437,097

Units purchased	299,210	357,620	52,096	30,656	47,059	–	485,723	592,716
Units redeemed	(243,632)	(228,010)	(6,546)	(1,308)	(1,259)	–	(335,301)	(264,527)

Ending units	1,408,452	1,352,874	74,902	29,352	45,800	–	1,915,708	1,765,286

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRHiInc		WRIntl		WRInt2		WRLTBond
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$342,694	260,106	74,922	17,134	25,530	4,212	44,748	26,086
Realized gain (loss) on investments	6,496	(8,005)	37,620	3,384	12,195	(1,030)	(804)	1,461
Change in unrealized gain (loss) on investments	(237,912)	74,915	411,362	316,891	(35,463)	38,864	(24,060)	(13,177)
Reinvested capital gains	–	–	–	–	103,508	3,326	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	111,278	327,016	523,904	337,409	105,770	45,372	19,884	14,370

Equity transactions:
Purchase payments received from contract owners (note 6)	985,600	894,372	654,820	554,482	321,548	80,344	315,970	269,402
Transfers between funds	77,520	446,558	249,360	188,984	537,234	334,254	274,256	68,354
Surrenders (note 6)	(122,332)	(105,170)	(165,246)	(90,655)	(21,872)	(45)	(28,736)	(40,731)
Death benefits (note 4)	(3,426)	(5,052)	(1,000)	(19,552)	–	–	(960)	–
Net policy repayments (loans) (note 5)	(24,580)	(11,098)	(28,398)	(12,248)	(2,972)	(1,504)	(19,474)	4,752
Deductions for surrender charges (note 2d)	(35,694)	(30,581)	(30,276)	(26,029)	(4,144)	(149)	(8,312)	(17,045)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(381,020)	(337,786)	(252,506)	(228,238)	(85,840)	(14,734)	(117,508)	(106,974)
Asset charges (note 3)	(20,124)	(15,540)	(14,086)	(10,904)	(3,996)	(672)	(5,564)	(4,474)
Adjustments to maintain reserves	(135)	382	(106)	141	(3)	14	(5)	655

Net equity transactions	475,809	836,085	412,562	355,981	739,955	397,508	409,667	173,939

Net change in contract owners’ equity	587,087	1,163,101	936,466	693,390	845,725	442,880	429,551	188,309
Contract owners’ equity beginning of period	3,989,491	2,826,390	2,810,669	2,117,279	444,222	1,342	956,427	768,118

Contract owners’ equity end of period	$4,576,578	3,989,491	3,747,135	2,810,669	1,289,947	444,222	1,385,978	956,427

CHANGES IN UNITS:
Beginning units	281,156	218,833	305,342	262,213	33,454	124	78,084	63,722

Units purchased	84,538	100,782	95,658	90,380	62,798	34,777	47,889	33,637
Units redeemed	(51,168)	(38,459)	(51,498)	(47,251)	(8,862)	(1,447)	(14,691)	(19,275)

Ending units	314,526	281,156	349,502	305,342	87,390	33,454	111,282	78,084

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRMicCpGrw		WRMidCpGrw		WRMMkt		WRMortSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	–	–	–	33,898	6,928	15,546	976
Realized gain (loss) on investments	24,931	(1,888)	364	–	–	–	(387)	40
Change in unrealized gain (loss) on investments	59,207	26,255	10,857	–	–	–	(10,478)	(1,279)
Reinvested capital gains	–	–	–	–	–	–	–	662

Net increase (decrease) in contract owners’ equity resulting from operations	84,138	24,367	11,221	–	33,898	6,928	4,681	399

Equity transactions:
Purchase payments received from contract owners (note 6)	112,286	57,024	40,434	–	5,270,644	6,875,228	39,344	5,250
Transfers between funds	192,732	129,908	253,794	–	(4,451,036)	(6,222,170)	348,598	45,836
Surrenders (note 6)	(3,676)	–	–	–	(50,440)	(23,940)	(18,664)	–
Death benefits (note 4)	–	–	–	–	(6,690)	–	–	–
Net policy repayments (loans) (note 5)	(3,426)	(6)	–	–	(44,000)	(12,954)	(5,466)	–
Deductions for surrender charges (note 2d)	(2,414)	(99)	(26)	–	(17,640)	(8,972)	(1,476)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(40,632)	(8,820)	(9,044)	–	(253,302)	(326,162)	(16,234)	(640)
Asset charges (note 3)	(1,618)	(376)	(328)	–	(8,384)	(8,146)	(818)	(50)
Adjustments to maintain reserves	2	27	33	–	2,482	(60)	21	11

Net equity transactions	253,254	177,658	284,863	–	441,634	272,824	345,305	50,407

Net change in contract owners’ equity	337,392	202,025	296,084	–	475,532	279,752	349,986	50,806
Contract owners’ equity beginning of period	203,101	1,076	–	–	1,109,926	830,174	50,806	–

Contract owners’ equity end of period	$540,493	203,101	296,084	–	1,585,458	1,109,926	400,792	50,806

CHANGES IN UNITS:
Beginning units	17,316	101	–	–	104,152	78,441	4,840	–

Units purchased	24,988	18,121	26,765	–	519,605	657,981	36,851	4,906
Units redeemed	(4,178)	(906)	(847)	–	(478,597)	(632,270)	(4,257)	(66)

Ending units	38,126	17,316	25,918	–	145,160	104,152	37,434	4,840

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRRealEstS		WRSciTech		WRSmCap		WRSmCpVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$9,840	846	–	–	–	–	–	–
Realized gain (loss) on investments	12,179	291	123,768	26,967	239,439	50,662	13,949	735
Change in unrealized gain (loss) on investments	18,525	11,749	1,322,390	1,009,334	508,096	1,054,480	(135,529)	24,600
Reinvested capital gains	17,218	1,954	–	–	420,050	–	175,710	25,608

Net increase (decrease) in contract owners’ equity resulting from operations	57,762	14,840	1,446,158	1,036,301	1,167,585	1,105,142	54,130	50,943

Equity transactions:
Purchase payments received from contract owners (note 6)	146,052	28,964	2,038,892	1,876,842	1,913,588	1,934,128	266,376	108,080
Transfers between funds	452,110	120,266	191,960	635,046	(294,798)	462,390	376,658	388,128
Surrenders (note 6)	(4,822)	(42)	(230,232)	(216,571)	(318,332)	(248,758)	(3,340)	(183)
Death benefits (note 4)	–	–	(9,018)	(30,464)	(15,906)	(30,312)	–	–
Net policy repayments (loans) (note 5)	(11,088)	–	(102,736)	(38,016)	(131,508)	(53,494)	(11,300)	(1,130)
Deductions for surrender charges (note 2d)	(500)	(72)	(86,918)	(98,243)	(87,752)	(91,357)	(2,344)	(393)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,266)	(3,048)	(804,834)	(705,662)	(806,404)	(774,562)	(88,694)	(18,824)
Asset charges (note 3)	(1,972)	(136)	(43,486)	(31,460)	(46,456)	(36,666)	(4,000)	(698)
Adjustments to maintain reserves	19	12	556	1,617	724	948	2	18

Net equity transactions	529,533	145,944	954,184	1,393,089	213,156	1,162,317	533,358	474,998

Net change in contract owners’ equity	587,295	160,784	2,400,342	2,429,390	1,380,741	2,267,459	587,488	525,941
Contract owners’ equity beginning of period	160,784	–	7,711,831	5,282,441	9,023,751	6,756,292	526,050	109

Contract owners’ equity end of period	$748,079	160,784	10,112,173	7,711,831	10,404,492	9,023,751	1,113,538	526,050

CHANGES IN UNITS:
Beginning units	12,120	–	782,100	622,777	751,440	643,039	42,020	10

Units purchased	44,294	12,387	236,929	287,921	172,859	227,817	52,343	43,858
Units redeemed	(5,534)	(267)	(144,331)	(128,598)	(156,755)	(119,416)	(8,959)	(1,848)

Ending units	50,880	12,120	874,698	782,100	767,544	751,440	85,404	42,020

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	WRValue
Investment activity:	2005	2004
Net investment income (loss)	$102,930	61,398
Realized gain (loss) on investments	95,738	32,126
Change in unrealized gain (loss) on investments	(272,794)	647,896
Reinvested capital gains	377,126	–

Net increase (decrease) in contract owners’ equity resulting from operations	303,000	741,420

Equity transactions:
Purchase payments received from contract owners (note 6)	1,473,662	1,179,150
Transfers between funds	251,332	729,808
Surrenders (note 6)	(189,408)	(120,472)
Death benefits (note 4)	(15,196)	(31,950)
Net policy repayments (loans) (note 5)	(81,300)	(31,662)
Deductions for surrender charges (note 2d)	(46,010)	(52,869)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(580,952)	(503,762)
Asset charges (note 3)	(31,726)	(23,598)
Adjustments to maintain reserves	60	53

Net equity transactions	780,462	1,144,698

Net change in contract owners’ equity	1,083,462	1,886,118
Contract owners’ equity beginning of period	6,219,380	4,333,262

Contract owners’ equity end of period	$7,302,842	6,219,380

CHANGES IN UNITS:
Beginning units	486,556	388,841

Units purchased	138,164	164,510
Units redeemed	(77,600)	(66,795)

Ending units	547,120	486,556

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts

Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses and note 3 for asset charges.

Contract owners may invest in the following funds:

Portfolios of the Waddell and Reed (W & R Target Funds, Inc.);

    W & R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

    W & R Target Funds, Inc. – Balanced Portfolio (WRBal)

    W & R Target Funds, Inc. – Bond Portfolio (WRBnd)

    W & R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

    W & R Target Funds, Inc. – Dividend Income Portfolio (WRDiv)

    W & R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W & R Target Funds, Inc. – Growth Portfolio (WRGrowth)

    W & R Target Funds, Inc. – High Income Portfolio (WRHiInc)

    W & R Target Funds, Inc. – International Growth Portfolio (WRIntl)

        (formerly W & R Target Funds, Inc. – International Portfolio)

    W & R Target Funds, Inc. – International Value Portfolio (WRInt2)

        (formerly W & R Target Funds, Inc. – International II Portfolio)

    W & R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W & R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGrw)

    W & R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGrw)

    W & R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

    W & R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

    W & R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W & R Target Funds, Inc. – Science & Technology Portfolio (WRSciTech)

    W & R Target Funds, Inc. – Small Cap Portfolio (WRSmCap)

    W & R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W & R Target Funds, Inc. – Value Portfolio (WRValue)

At December 31, 2005, contract owners were invested in all of the above funds. The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Policy Charges

(a)	Deductions from Premium

On Select Life and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2005 and 2004, total front-end sales charge deductions were $1,032,221 and $1,039,650, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50 per month). The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year; $5 during policy years 2 through 20 if the specified amount is equal to or greater than $150,000; $8 during policy years 2 through 20 if the specified amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of specified amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $7.50 per month. If there is an increase in the specified amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the specified amount increase will be assessed for three policy years. The charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

For Select Life contracts, the Company deducts a monthly charge of 0.50% on the first $25,000 of cash value attributable to the variable account, 0.25% of $25,001 up to $250,000 of cash value attributable to the variable account, and 0.08% of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of 0.60% on the first $25,000 of cash value attributable to the variable account, 0.30% on $25,001 up to $250,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is 0.60% of the first $25,000 of cash value attributable to the variable account and 0.10% of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4)	Death Benefits

For Select Life contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s cash surrender value (90% of the variable account value less the applicable deferred sales charge value). Select Life and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $300,307 and $377,885, respectively, and total transfers from the Account to the fixed account were $1,301,080 and $687,753, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for the four year period ended December 31, 2005 and the period January 5, 2001 (commencement of operations) through December 31, 2001.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – Asset Strategy Portfolio
2005	0.00%	792,586	$15.165132	$12,019,671	0.98%	24.27%
2004	0.00%	687,372	12.203056	8,388,039	1.56%	13.30%
2003	0.00%	533,948	10.770735	5,751,012	1.39%	11.47%
2002	0.00%	336,733	9.662043	3,253,529	2.32%	3.28%
2001	0.00%	121,796	9.354930	1,139,393	4.58%	-9.96%

W & R Target Funds, Inc. – Balanced Portfolio
2005	0.00%	457,136	12.027106	5,498,023	1.30%	5.01%
2004	0.00%	447,320	11.452888	5,123,106	1.65%	8.93%
2003	0.00%	362,437	10.513531	3,810,493	0.86%	19.09%
2002	0.00%	254,190	8.828185	2,244,036	2.57%	-8.41%
2001	0.00%	104,565	9.639210	1,007,924	4.79%	-5.94%

W & R Target Funds, Inc. – Bond Portfolio
2005	0.00%	343,498	13.184169	4,528,736	4.69%	1.61%
2004	0.00%	304,690	12.974723	3,953,268	4.45%	3.88%
2003	0.00%	291,704	12.490076	3,643,405	5.06%	4.18%
2002	0.00%	231,061	11.988413	2,770,055	6.55%	8.98%
2001	0.00%	63,596	11.000810	699,608	8.61%	7.47%

W & R Target Funds, Inc. – Core Equity Portfolio
2005	0.00%	1,408,452	9.553301	13,455,366	0.35%	9.01%
2004	0.00%	1,352,874	8.764021	11,856,616	0.68%	9.57%
2003	0.00%	1,223,264	7.998637	9,784,445	0.90%	17.27%
2002	0.00%	915,372	6.820904	6,243,665	0.79%	-21.63%
2001	0.00%	344,299	8.703605	2,996,642	0.45%	-14.91%

W & R Target Funds, Inc. – Dividend Income Portfolio
2005	0.00%	74,902	12.429138	930,967	1.57%	13.03%
2004	0.00%	29,352	10.996320	322,764	1.86%	9.96%
2003	0.00%	4	10.000000	40	0.00%	0.00%	11/21/03

W & R Target Funds, Inc. – Global Natural Resources Portfolio
2005	0.00%	45,800	12.355299	565,873	0.00%	23.55%	06/01/05

W & R Target Funds, Inc. – Growth Portfolio
2005	0.00%	1,915,708	9.658183	18,502,258	0.00%	11.23%
2004	0.00%	1,765,286	8.683167	15,328,273	0.31%	3.31%
2003	0.00%	1,437,097	8.405176	12,079,053	0.00%	23.06%
2002	0.00%	972,361	6.830333	6,641,549	0.02%	-21.30%
2001	0.00%	340,198	8.678660	2,952,463	1.71%	-14.34%

W & R Target Funds, Inc. – High Income Portfolio
2005	0.00%	314,526	14.550714	4,576,578	8.07%	2.54%
2004	0.00%	281,156	14.189601	3,989,491	7.82%	9.86%
2003	0.00%	218,833	12.915738	2,826,390	9.62%	19.74%
2002	0.00%	129,758	10.786828	1,399,677	12.82%	-2.02%
2001	0.00%	31,247	11.009645	344,018	17.47%	9.18%

W & R Target Funds, Inc. – International Growth Portfolio
2005	0.00%	349,502	10.721355	3,747,135	2.42%	16.47%
2004	0.00%	305,342	9.204986	2,810,669	0.72%	14.00%
2003	0.00%	262,213	8.074653	2,117,279	1.98%	24.90%
2002	0.00%	187,574	6.465064	1,212,678	0.65%	-18.15%
2001	0.00%	70,992	7.898920	560,760	8.36%	-22.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
W & R Target Funds, Inc. – International Value Portfolio
2005	0.00%	87,390	$14.760810	$1,289,947	2.95%	11.16%
2004	0.00%	33,454	13.278601	444,222	2.94%	22.68%
2003	0.00%	124	10.824073	1,342	10.65%	8.24%	11/21/03

W & R Target Funds, Inc. – Limited-Term Bond Portfolio
2005	0.00%	111,282	12.454645	1,385,978	3.84%	1.68%
2004	0.00%	78,084	12.248689	956,427	2.87%	1.61%
2003	0.00%	63,722	12.054200	768,118	3.05%	3.16%
2002	0.00%	34,161	11.685285	399,181	4.08%	5.43%
2001	0.00%	4,470	11.083054	49,541	6.93%	9.21%

W & R Target Funds, Inc. – Micro Cap Growth Portfolio
2005	0.00%	38,126	14.176497	540,493	0.00%	20.87%
2004	0.00%	17,316	11.729102	203,101	0.00%	10.05%
2003	0.00%	101	10.657894	1,076	0.00%	6.58%	11/21/03

W & R Target Funds, Inc. – Mid Cap Growth Portfolio
2005	0.00%	25,918	11.423889	296,084	0.00%	14.24%	06/01/05

W & R Target Funds, Inc. – Money Market Portfolio
2005	0.00%	145,160	10.922141	1,585,458	2.53%	2.49%
2004	0.00%	104,152	10.656792	1,109,926	0.72%	0.69%
2003	0.00%	78,441	10.583415	830,174	0.57%	0.52%
2002	0.00%	133,242	10.529172	1,402,928	1.45%	1.14%
2001	0.00%	69,373	10.410587	722,214	3.46%	3.59%

W & R Target Funds, Inc. – Mortgage Securities Portfolio
2005	0.00%	37,434	10.706622	400,792	7.09%	2.00%
2004	0.00%	4,840	10.497120	50,806	7.30%	4.97% 05/03/04

W & R Target Funds, Inc. – Real Estate Securities Portfolio
2005	0.00%	50,880	14.702801	748,079	2.31%	10.83%
2004	0.00%	12,120	13.266020	160,784	3.03%	32.66% 05/03/04

W & R Target Funds, Inc. – Science & Technology Portfolio
2005	0.00%	874,698	11.560759	10,112,173	0.00%	17.24%
2004	0.00%	782,100	9.860415	7,711,831	0.00%	16.25%
2003	0.00%	622,777	8.482074	5,282,441	0.00%	30.46%
2002	0.00%	398,372	6.501829	2,590,147	0.00%	-23.99%
2001	0.00%	145,565	8.553483	1,245,088	0.96%	-11.91%

W & R Target Funds, Inc. – Small Cap Portfolio
2005	0.00%	767,544	13.555564	10,404,492	0.00%	12.88%
2004	0.00%	751,440	12.008612	9,023,751	0.00%	14.29%
2003	0.00%	643,039	10.506816	6,756,292	0.00%	35.77%
2002	0.00%	437,696	7.738796	3,387,240	0.00%	-21.79%
2001	0.00%	148,567	9.894912	1,470,057	0.00%	-1.93%

W & R Target Funds, Inc. – Small Cap Value Portfolio
2005	0.00%	85,404	13.038481	1,113,538	0.00%	4.15%
2004	0.00%	42,020	12.519028	526,050	0.00%	15.02%
2003	0.00%	10	10.884196	109	0.00%	8.84%	11/21/03

W & R Target Funds, Inc. – Value Portfolio
2005	0.00%	547,120	13.347788	7,302,842	1.51%	4.42%
2004	0.00%	486,556	12.782454	6,219,380	1.21%	14.70%
2003	0.00%	388,841	11.144045	4,333,262	0.68%	25.11%
2002	0.00%	279,716	8.907366	2,491,533	1.28%	-12.69%
2001	0.00%	54,596	10.202567	557,019	0.68%	2.03%	05/01/01

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5 (NOTES TO FINANCIAL STATEMENTS, Continued)

Contract Owners’ Equity

Contract Owners’ Equity Total By Year

2005	$99,004,483

2004	$78,178,504

2003	$57,984,931

2002	$34,036,218

2001	$13,744,727

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company

    and Contract Owners of Nationwide VLI Separate Account-5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-5 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company